Document and Entity Information	Nov. 12, 2026
Document and Entity Information [Abstract]
Document Type	S-4/A
Entity Registrant Name	Alchemy Acquisition Holdings, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002082055
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2